Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Revenues	$ 2,274,535	$ 823,018
Cost of goods sold	1,161,038	472,078
Gross profit	1,113,497	350,940
Expenses:
Selling, general and administrative	2,863,343	231,892
Total expenses	2,863,343	231,892
Net (loss) profit before other (expense)	(1,749,846)	119,048
Other (expense):
Interest Expense	(2,712)
Total other (expense)	(2,712)
Net (loss) profit	$ (1,752,558)	$ 119,048
NET (LOSS) PROFIT PER COMMON SHARE
Basic and Diluted	$ (0.07)	$ 0.02
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic and Diluted	24,460,510	7,401,500